RELATED PARTY TRANSACTION - MIKAH PURCHASE AGREEMENT AND NOTE PAYABLE; HAKIM EMPLOYMENT AGREEMENT(Details 1) (Mikah Pharma LLC [Member], USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Mikah Pharma LLC [Member]
Interest expense on note payable to Mikah Pharma LLC	$ 286,414	$ 0	$ 469,805	$ 0